Cover	May 20, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 20, 2026
Entity File Number	001-43213
Entity Registrant Name	QDRO Acquisition Corp.
Entity Central Index Key	0002083217
Entity Tax Identification Number	39-3579842
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1140 Avenue of the Americas
Entity Address, Address Line Two	9th Floor, #5061
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	646
Local Phone Number	957-5901
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Units, each consisting of one Class A ordinary share and one-half of one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one Redeemable Warrant
Trading Symbol	QADRU
Security Exchange Name	NASDAQ
Class A ordinary Shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary Shares, par value $0.0001 per share
Trading Symbol	QADR
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one Class A ordinary share at a price of $11.50 per share
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one Class A ordinary share at a price of $11.50 per share
Trading Symbol	QADRW
Security Exchange Name	NASDAQ